Consolidated Statement of Changes in Equity shares in Thousands, S/ in Thousands, $ in Thousands	PEN (S/)	Issued capital [member] PEN (S/) shares	Issued capital [member] USD ($) shares	Legal reserve [member] PEN (S/)	Optional reserve [member] PEN (S/) shares	Premium for issuance of shares [member] PEN (S/)	Other reserves [member] PEN (S/)	Retained earnings [member] PEN (S/) shares	Equity attributable to owners of parent [member] PEN (S/)	Non-controlling interests [member] PEN (S/)
Beginning balance, shares at Dec. 31, 2014 | shares		660,054	660,054
Beginning balance at Dec. 31, 2014	S/ 3,173,707	S/ 660,054		S/ 132,011		S/ 899,311	S/ (113,895)	S/ 1,113,696	S/ 2,691,177	S/ 482,530
(Loss) profit for the year	55,589							7,097	7,097	48,492
Cash flow hedge	723						687		687	36
Adjustment for actuarial gains and losses	(3,860)							(2,921)	(2,921)	(939)
Foreign currency translation adjustment	(59,660)						(45,411)		(45,411)	(14,249)
Change in value of available-for-sale financial assets	19,973						19,973		19,973
Exchange difference from net investment in a foreign operation	(5,220)						(5,138)		(5,138)	(82)
Comprehensive income of the year	7,545						(29,889)	S/ 4,176	(25,713)	33,258
- Transfer to legal reserve | shares					29,974			(29,974)
- Transfer to legal reserve	0	S/ 0	$ 0	0	S/ 0	0	0	S/ 0	0	0
- Dividend distribution	(109,446)							(104,911)	(104,911)	(4,535)
- Contributions (devolution) of non-controlling shareholders, net	10,329									10,329
- Additional acquisition of non-controlling	(1,865)					(894)			(894)	(971)
- Sale to non-controlling interest	1,642					(885)			(885)	2,527
Total transactions with shareholders	(99,340)				29,974	(1,779)		(134,885)	(106,690)	7,350
Ending balance, shares at Dec. 31, 2015 | shares		660,054	660,054
Ending balance at Dec. 31, 2015	3,081,912	S/ 660,054		132,011	29,974	897,532	(143,784)	982,987	2,558,774	523,138
(Loss) profit for the year	(451,598)							(509,699)	(509,699)	58,101
Cash flow hedge	883						839		839	44
Adjustment for actuarial gains and losses	(1,531)							(1,121)	(1,121)	(410)
Foreign currency translation adjustment	14,307						9,885		9,885	4,422
Change in value of available-for-sale financial assets	(2,220)						(2,220)		(2,220)
Transfer to profit or loss for sale of investment of available-for-sale financial assets	(41,461)						(41,461)		(41,461)
Exchange difference from net investment in a foreign operation	7,860						7,722		7,722	138
Transfer to profit or loss of exchange difference from net investment in a foreign operation, net of tax	1,563						1,563		1,563
Comprehensive income of the year	(472,197)						(23,672)	(510,820)	(534,492)	62,295
- Dividend distribution	(56,326)							(30,853)	(30,853)	(25,473)
- Contributions (devolution) of non-controlling shareholders, net	(19,099)									(19,099)
- Additional acquisition of non-controlling	(51,139)					(15,167)			(15,167)	(35,972)
- Sale to non-controlling interest	335					99			99	236
- Purchase of subsidiaries	4,153									4,153
- Deconsolidation of former subsidiary	2,098							2,063	2,063	35
Total transactions with shareholders	(119,978)					(15,068)		(28,790)	(43,858)	(76,120)
Ending balance, shares at Dec. 31, 2016 | shares		660,054	660,054
Ending balance at Dec. 31, 2016	2,489,737	S/ 660,054		132,011	29,974	882,464	(167,456)	443,377	1,980,424	509,313
(Loss) profit for the year	209,238							148,738	148,738	60,500
Cash flow hedge	482						458		458	24
Adjustment for actuarial gains and losses	(4,031)							(2,948)	(2,948)	(1,083)
Foreign currency translation adjustment	(11,341)						(9,166)		(9,166)	(2,175)
Exchange difference from net investment in a foreign operation	6,610						6,493		6,493	117
Comprehensive income of the year	200,958						(2,215)	145,790	143,575	57,383
- Dividend distribution	(59,677)									(59,677)
- Contributions (devolution) of non-controlling shareholders, net	(33,197)									(33,197)
- Additional acquisition of non-controlling	(942)					(669)			(669)	(273)
- Deconsolidation of former subsidiary	(7,801)									(7,801)
Total transactions with shareholders	(101,617)					(669)			(669)	(100,948)
Ending balance, shares at Dec. 31, 2017 | shares		660,054	660,054
Ending balance at Dec. 31, 2017	S/ 2,589,078	S/ 660,054		S/ 132,011	S/ 29,974	S/ 881,795	S/ (169,671)	S/ 589,167	S/ 2,123,330	S/ 465,748